SELECTED STATEMENTS OF INCOME DATA (Tables)	12 Months Ended
Dec. 31, 2023
Other Income and Expenses [Abstract]
Schedule of Selected Statements of Income Data

	Year ended December 31,
	2023	2022	2021
Financial expenses:

Interest on short-term and long-term bank credit and bank charges and others	$(157)	$(273)	$(52)
Foreign exchange loss, net	(58)	-	(985)

	(215)	(273)	(1,037)
Financial income:

Interest on short-term and long-term bank deposits	151	48	26
Foreign exchange income, net	-	366	-

	151	414	26

Financial income (expenses), net	$(64)	$141	$(1,011)